RECEIVABLES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Impairment of receivables	$ 470,278	$ 16,304	$ 21,004